Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 29, 2014 IPO Deferred Tax Liability Recorded In Equity
Income Taxes [Line Items]
Federal income tax statutory rate			35.00%
Deferred tax liability recorded in equity	$ 1,412,558	$ 315,340	$ 1,412,558	$ 315,340	$ 298,647	$ 138,191	$ 46,821	$ 36,563	$ 162,300
Deferred income tax expense	$ 14,005	$ 0	$ 18,787	$ 0
Effective tax rate (percentage)	196.00%		14.00%